Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger [Line Items]
Less: Cash payment	$ (1,170)
Net cash proceeds upon the closing of the Mergers and PIPE financing	19,658
Net contributions from the Mergers and PIPE financing upon closing	9,523
PIPE [Member]
Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger [Line Items]
Cash proceeds	12,800
FACT [Member]
Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger [Line Items]
Less: Cash payment	(10,680)
Less: Non-cash net liabilities assumed from FACT	(10,135)
FPA [Member]
Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger [Line Items]
Less: Cash payment	(17,831)
FACT [Member]
Reverse Recapitalization (Details) - Schedule of Reconciles Elements of the Merger [Line Items]
Cash proceeds	$ 36,539